Finance Leased Assets and Finance Lease Obligations (Tables)	6 Months Ended
Jun. 30, 2015
Capital Leased Assets And Capital Lease Obligations
Prepaid lease rentals
	December 31, 2014	June 30, 2015
Prepaid lease rentals	49,817	45,793
Less: Amortization of prepaid lease rentals	(4,024)	(2,470)
Prepaid lease rentals	45,793	43,323
Less: current portion	(4,982)	(4,989)
Non-current portion	40,811	38,334

Finance lease obligations
Year ending December 31,	Amount
2015	15,419
2016	30,783
2017	30,698
2018	30,698
2019	30,699
2020 and thereafter	207,553
Total	345,850
Less: Amount of interest	(105,322)
Total lease payments	240,528

Finance lease obligations current and non-current
Capital lease obligation – current	14,029
Capital lease obligation – non current	226,499
240,528